Cover	May 10, 2022
Document Information [Line Items]
Document Type	8-K/A
Document Period End Date	May 10, 2022
Entity Registrant Name	Switch, Inc.
Entity Incorporation, State or Country Code	NV
Entity File Number	001-38231
Entity Tax Identification Number	82-1883953
Entity Address, Address Line One	7135 S. Decatur Boulevard
Entity Address, City or Town	Las Vegas,
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89118
City Area Code	(702)
Local Phone Number	444-4111
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.001
Trading Symbol	SWCH
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	true
Amendment Description	On May 10, 2022, Switch, Inc. (the “Company”) filed a Current Report on Form 8-K which included a press release announcing its first quarter 2022 financial results and indicating that the Company would discuss those results during a conference call and live webcast for analysts and investors at 8:30 a.m. Eastern Time on Wednesday, May 11, 2022. The Company subsequently issued a press release with updated information for accessing the conference call and webcast.
Entity Central Index Key	0001710583